Provisions and other non-financial liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Disclosure of provisions [text block]
Note 18	Provisions and other non-financial liabilities

18.1	Types of provisions

	As of December 31, 2021			As of December 31, 2020
Types of provisions	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for legal complaints (1)	48,518	1,223	49,741	8,905	1,260	10,165
Provision for dismantling, restoration and rehabilitation cost (2)	-	58,592	58,592	-	61,265	61,265
Other provisions (3)	269,148	1,223	270,371	95,261	92	95,353
Total	317,666	61,038	378,704	104,166	62,617	166,783

(1) These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed, these provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 20.1).
(2) The commitments related to Sernageomin have been incorporated through the issuance of the guarantee for the restoration of the place where the production sites are located.
(3) See Note 18.2.
18.2	Description of other provisions

Current provisions, other short-term provisions	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Rent under Lease contract (1)	260,889	85,167
Provision for additional tax related to foreign loans	1,027	740
End of agreement bonus	2,792	8,159
Directors’ per diem allowance	3,938	698
Miscellaneous provisions	502	497
Total	269,148	95,261

(1) Payment Obligations for the lease contract with CORFO: These correspond to obligations assumed in the Lease Agreement. Our subsidiary SQM Salar holds exclusive rights to exploit the mineral resources in an area covering approximately 140,000 hectares of land in the Salar de Atacama in northern Chile, of which SQM Salar is only entitled to exploit the mineral resources in 81,920 hectares. These rights are owned by Corfo and leased to SQM Salar pursuant to the Lease Agreement. Corfo cannot unilaterally amend the Lease Agreement and the Project Agreement, and the rights to exploit the resources cannot be transferred. The Lease Agreement establishes that SQM Salar is responsible for making quarterly lease payments to Corfo according to specified percentages of the value of production of minerals extracted from the Salar de Atacama brines, maintaining Corfo’s rights over the Mining Exploitation Concessions and making annual payments to the Chilean government for such concession rights. The Lease Agreement was entered into in 1993 and expires on December 31, 2030. On January 17, 2018, SQM and CORFO reached an agreement to end an arbitration process directed by the arbitrator, Mr. Héctor Humeres Noguer, in case 1954-2014 of the Arbitration and Mediation Center of Santiago Chamber of Commerce and other cases related to it.

The agreement signed in January 2018, includes important amendments to the lease agreement and project agreement signed between CORFO and SQM in 1993. The main modifications became effective on April 10, 2018 and requires an increase in the lease payments by increasing the lease rates associated with the sale of the different products produced in the Salar de Atacama, including lithium carbonate, lithium hydroxide and potassium chloride. This agreement has been amended since it was signed, and it is reasonable to expect that it will continue to be amended as mutually agreed by the parties.

Additionally, SQM Salar commits to contribute to research and development efforts, as well as to the communities in close proximity to the Salar de Atacama and provide a percentage of total annual sales of SQM Salar to regional development.

SQM Salar commits to contribute between US$10.8 million and US$18.9 million per year to research and development efforts, between US$10 to US$15 million per year to the communities in close proximity to the Salar de Atacama, and 1.7% of total annual sales of SQM Salar to regional development
.
18.3	Other non-financial liabilities, Current

Description of other liabilities	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Tax withholdings	21,546	1,208
VAT payable	26,111	1,642
Guarantees received	746	2,636
Accrual for dividend	34,184	8,027
Monthly tax provisional payments	23,319	8,407
Deferred income	5,605	6,435
Withholdings from employees and salaries payable	5,587	5,017
Accrued vacations (1)	23,467	24,003
Other current liabilities	1,109	3,580
Total	141,674	60,955

(1) Vacation benefit (short-term benefits to employees, current) is in line with the provisions established in Chile’s Labor Code, which indicates that employees with more than a year of service will be entitled to annual vacation for a period of at least fifteen paid business days. The Company provides the benefit of two additional vacation days.
18.4	Changes in provisions

Description of items that gave rise to variations as of December 31, 2021	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	10,165	61,265	95,353	166,783
Changes
Additional provisions	48,012	7,302	232,254	287,568
Provision used	(8,399)	-	(56,959)	(65,358)
Increase(decrease) in foreign currency exchange	(37)	-	(35)	(72)
Others	-	(9,975)	(242)	(10,217)
Total Increase (decreases)	39,576	(2,673)	175,018	211,921
Total	49,741	58,592	270,371	378,704

Description of items that gave rise to variations as of December 31, 2020	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	14,924	33,238	97,093	145,255
Changes
Additional provisions	62,922	30,974	60,685	154,581
Provision used	(67,685)	-	(59,939)	(127,624)
Increase(decrease) in foreign currency exchange	4	-	(2,486)	(2,482)
Others	-	(2,947)	-	(2,947)
Total Increase (decreases)	(4,759)	28,027	(1,740)	21,528
Total	10,165	61,265	95,353	166,783

Description of items that gave rise to variations as of December 31, 2019	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	14,862	28,822	94,335	138,019
Changes
Additional provisions	4,111	-	150,314	154,425
Provision used	(4,049)	-	(147,532)	(151,581)
Increase(decrease) in foreign currency exchange	-	-	(24)	(24)
Others	-	4,416	-	4,416
Total Increase (decreases)	62	4,416	2,758	7,236
Total	14,924	33,238	97,093	145,255